Company financial information	12 Months Ended
Dec. 31, 2020
Company financial information
Company financial information

31. Company financial information

This note has been included in these financial statements in accordance with the requirements of Regulation S‑X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for Ardagh Group S.A. as presented in accordance with IFRS as issued by the IASB.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The company financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries and joint ventures are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the company financial information set out below is presented in euro.

i)	Statement of financial position

	At December 31,
	2020	2019
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	2,484	2,484
Investments in joint venture	371	371
	2,855	2,855
Current assets
Amounts receivable from subsidiary undertakings	13	88
	13	88
Total assets	2,868	2,943
Equity attributable to owners of the parent
Issued capital	22	22
Share premium	1,092	1,092
Legal reserve	2	2
Capital contribution	431	431
Retained earnings	1,307	1,394
Total equity	2,854	2,941
Current liabilities
Amounts payable to subsidiary undertakings	12	—
Other payables	2	2
	14	2
Total liabilities	14	2
Total equity and liabilities	2,868	2,943

ii)	Statement of comprehensive income

	Year ended December 31,
	2020	2019	2018
`	€'m	€'m	€'m
Dividend income	15	89	110
Other external charges	(2)	(3)	(1)
Finance expense	(1)	(1)	(1)
Profit before tax and gain on disposal of investment	12	85	108
Income tax	—	—	—
Gain on disposal of investment *	23	1,164	—
Profit and total comprehensive income for the year	35	1,249	108

* The gain recognized in the Company for the years ended December 31, 2020 and 2019, relates to the divestment of the Food & Specialty Metal Packaging business completed on October 31, 2019 and the recognition of shares issued to the Company by Trivium Packaging B.V. as part consideration for the disposal. See Note 25 to the consolidated financial statements for further detail.

iii)	Statement of cash flows

	Year ended December 31,
	2020	2019	2018
	€'m	€'m	€'m
Cash flows from operating activities
Cash used in operations	(2)	(3)	(1)
Tax paid	—	—	(1)
Increase/(decrease) in payables	—	1	(6)
Net cash used in operating activities	(2)	(2)	(8)
Cash flows from investing activities
Proceeds from disposal of investment	34	2,307	—
Receipt/(repayment) of loans from subsidiary undertakings	75	(1,601)	9
Contribution to subsidiary undertaking **	—	(675)	—
Dividends received	15	89	110
Net cash received from investing activities	124	120	119
Cash flows from financing activities
Dividends paid	(122)	(118)	(112)
Net cash outflow from financing activities	(122)	(118)	(112)
Net decrease in cash and cash equivalents	—	—	(1)
Cash and cash equivalents at the beginning of the year	—	—	1
Cash and cash equivalents at the end of the year	—	—	—

** In November 2019, the company made a capital contribution of €675 million into Ardagh Packaging Group Limited, a wholly owned subsidiary. Ardagh Packaging Group Limited is an Irish registered company that acts as an intermediate holding company for the

Ardagh Group.

iv)	Amounts payable to subsidiary undertakings

Amounts payable to subsidiary undertakings at December 31, 2020 are unsecured, interest free and payable on demand (2019: nil).

v)	Maturity analysis of the Company’s borrowings

At December 31, 2020, the Company had €nil borrowings (2019: €nil).

vi)	Distributions paid and received

During the year ended December 31, 2020 the Company received a dividend of €15 million (2019: €89 million, 2018: €110 million) from a subsidiary company. The Company also paid a dividend to its equity holders of €122 million (2019: €118 million, 2018: €112 million).

vii)	Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for the year ended December 31, 2019 including guarantees under Section 357 of the Irish Companies Act, 2014 and Section 264 of the German Commercial Code. Furthermore, the Company has assumed joined and several liability in accordance with Section 403, Book 2 of the Dutch Civil Code for the liabilities of a number of its Dutch subsidiaries.

With exception of the above guarantees the Company had no commitments and contingencies at December 31, 2020 (2019: €nil).

viii)	Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent‑only financial information and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2020	2019	2018
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	35	1,249	108
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(4)	78	(191)
Consolidated IFRS profit/(loss) for the year	31	1,327	(83)

	At December 31,
	2020	2019	2018
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	2,854	2,941	1,808
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,149)	(3,128)	(3,127)
Consolidated—IFRS equity	(295)	(187)	(1,319)

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	40	1,400	128
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(5)	58	(222)
Consolidated IFRS profit/(loss) for the year	35	1,458	(94)

	At December 31,
	2020	2019	2018
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	3,502	3,304	2,064
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,864)	(3,520)	(3,574)
Consolidated—IFRS equity	(362)	(216)	(1,510)